Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2012 Assets, Total [Member]	Dec. 31, 2012 Liabilities, Total [Member]	Jun. 30, 2012 Selling, General and Administrative Expenses [Member]	Jun. 30, 2012 Selling, General and Administrative Expenses [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Hotel Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Hotel Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Opry and Attractions Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Opry and Attractions Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Corporate Cost [Member]	Jun. 30, 2012 Selling General and Administrative Expenses Corporate Cost [Member]	Jun. 30, 2012 Real Estate Investment Trust Conversion Costs [Member]	Jun. 30, 2012 Real Estate Investment Trust Conversion Costs [Member]	Jun. 30, 2012 Operating Costs [Member]	Jun. 30, 2012 Operating Costs [Member]	Jun. 30, 2012 Operating Expense Hotel [Member]	Jun. 30, 2012 Operating Expense Hotel [Member]	Jun. 30, 2012 Opry and Attractions Operating Expenses [Member]	Jun. 30, 2012 Opry and Attractions Operating Expenses [Member]	Jun. 30, 2012 Corporate Operating Expenses [Member]	Jun. 30, 2012 Corporate Operating Expenses [Member]
Prior period reclassification adjustment	$ 10.7	$ (10.7)	$ 51.8	$ 101.1	$ (34.4)	$ (67.2)	$ (3.8)	$ (7.3)	$ (10.2)	$ (20.2)	$ (3.4)	$ (6.4)	$ 139.2	$ 274.2	$ (125.9)	$ (250.6)	$ (10.3)	$ (17.5)	$ (3.0)	$ (6.1)